Property and Equipment (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,352,491	$ 1,297,865	$ 1,217,485
Less: accumulated depreciation	(1,112,513)	(944,445)	(598,562)
Net property and equipment	239,978	353,420	618,923
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	214,811	208,593	211,539
Data center equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	444,906	405,057	325,075
Purchased software
Property, Plant and Equipment [Line Items]
Total property and equipment	570,860	570,860	568,170
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	63,890	59,890	59,236
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 58,024	$ 53,465	$ 53,465